Summary of Outstanding Warrants Exercise Price (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Share	$ 4,365,000	$ 1,278,375
Warrants and Rights Outstanding, Term	9 years 5 months 12 days	2 years
Weighted Average Exercise Price	$ 2.00	$ 3.00
Exercisable Share	$ 524,583	$ 1,278,375
Exercisable Weighted Average Exercise Price	$ 2.00	$ 3.00
Warrant Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 2.00	$ 3.00
Share	$ 4,365,000	$ 1,278,375
Warrants and Rights Outstanding, Term	9 years 5 months 12 days	2 years
Weighted Average Exercise Price	$ 2.00	$ 3.00
Exercisable Share	$ 524,583	$ 1,278,375
Exercisable Weighted Average Exercise Price	$ 2.00	$ 3.00